UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

21509 Willisville Road Upperville, VA

   20184

(Address of principal executive offices)

(Zip code)

Emilie Molineaux

            Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

Shepherd Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009
Shares	Security	Market Value

	EXCHANGE TRADED FUNDS - 99.04%
	GOVERNMENT / AGENCY - 99.04%
32,545	iShares Barclays 1-3 Year Treasury Bond Fund	$ 2,744,194
21,585	iShares Barclays Short Treasury Bond Fund	2,380,610
51,835	SPDR Barclays Capital 1-3 Month T-Bill ETF	2,377,153
	TOTAL EXCHANGE TRADED FUNDS	7,501,957
	( Cost - $7,482,931)

	SHORT-TERM INVESTMENTS - 1.13%
	MONEY MARKET FUND - 1.13%
85,401	Goldman Sachs Financial Square Funds, 0.24%+	85,401
	TOTAL SHORT-TERM INVESTMENTS	85,401
	( Cost - $85,401)

	TOTAL INVESTMENTS - 100.17%
	( Cost - $7,568,332)	$ 7,587,358
	OTHER LIABILITIES LESS ASSETS - (0.17%)	(13,078)
	NET ASSETS - 100.00%	$ 7,574,280

+ Rate Shown as of March 31, 2009.

At March 31, 2009, net unrealized appreciation investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an		$ 31,099
excess of value over cost
Aggregate gross unrealized depreciation for all investments for which there was an		(12,073)
excess of cost over value		$ 19,026
Net unrealized appreciation

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	7,501,957	0
Level 2 - Other Significant Observable Inputs	85,401	0
Level 3 - Significant Unobservable Inputs	0	0
Total	7,587,358	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

       Paul Dietrich, President

Date

5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

        Paul Dietrich, President

Date

5/29/09